Cover	Feb. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2022
Entity File Number	000-21344
Entity Registrant Name	First Keystone Corporation
Entity Central Index Key	0000737875
Entity Tax Identification Number	23-2249083
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	111 West Front Street
Entity Address, City or Town	Berwick
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18603
City Area Code	570
Local Phone Number	752-3671
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false